Provisions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions

20. Provisions

(a) Provisions as of December 31, 2016 and 2017 are as follows:

	2016			2017
	Current		Non-current	Current	Non-current
	(in millions of Won)
Provision for bonus payments	￦	42,986	—	49,171	—
Provision for construction warranties		10,551	86,158	11,804	106,232
Provision for legal contingencies and claims (*1)		4,348	80,498	495	36,269
Provision for the restoration (*2)		10,169	52,425	12,273	121,917
Others (*3,4)		46,811	118,658	37,203	212,754

	￦	114,865	337,739	110,946	477,172

(*1)	The Company recognized probable outflow of resources amounting to ￦30,425 million and ￦27,963 million as provisions in relation to lawsuits against the Company as of December 31, 2016 and 2017, respectively.

(*2)	Due to contamination of lands near the Company’s magnesium smelting plant located in Gangneung province and others, the Company recognized present values of estimated costs for recovery, ￦29,471 million as provisions for restoration as of December 31, 2017. In order to determine the estimated costs, the Company has assumed that it would use all of technologies and materials available for now to recover the land. In addition, the Company has applied a discount rate of 2.73% to measure present value of these costs.

(*3)	As of December 31, 2016 and 2017, POSCO ENERGY CO., LTD., a subsidiary of the Company, recognized ￦87,827 million and ￦157,461 million of provisions for warranties, respectively, for the service contract on fuel cell based on its estimate of probable outflow of resources.

(*4)	As of December 31, 2016 and 2017, the amount includes a provision of ￦23,600 million for expected outflow of resources in connection with the performance guarantee for the Hwaseong-Dongtan complexes development project of POSCO ENGINEERING & CONSTRUCTION CO., LTD.

(b) The following are the key assumptions concerning the future and other key sources of estimation uncertainties at the end of the reporting period.

Key assumptions for the estimation
Provision for bonus payments	Estimations based on financial performance
Provision for construction warranties	Estimations based on historical warranty data
Provision for legal contingencies and claims	Estimations based on the degree of probability of an unfavorable outcome and the ability to make a sufficient reliable estimate of the amount of loss

(c) Changes in provisions for the years ended December 31, 2016 and 2017 were as follows:

1) For the year ended December 31, 2016

	Beginning		Increase	Utilization	Reversal	Others (*1)	Ending
	(in millions of Won)
Provision for bonus payments	￦	42,602	44,106	(42,211)	(272)	(1,239)	42,986
Provision for construction warranties		81,446	33,925	(19,469)	(2,695)	3,502	96,709
Provision for legal contingencies and claims		52,610	45,525	(14,012)	(188)	911	84,846
Provisions for the restoration		45,111	42,529	(13,367)	(12,475)	796	62,594
Others		102,243	131,911	(68,143)	(3,086)	2,544	165,469

	￦	324,012	297,996	(157,202)	(18,716)	6,514	452,604

(*1)	Includes adjustments of foreign currency translation differences and others.

2) For the year ended December 31, 2017

	Beginning		Increase	Utilization	Reversal	Others (*1)	Ending
	(in millions of Won)
Provision for bonus payments	￦	42,986	74,728	(64,319)	(3,035)	(1,189)	49,171
Provision for construction warranties		96,709	40,916	(18,006)	(2,502)	919	118,036
Provision for legal contingencies and claims		84,846	27,459	(70,156)	(1,749)	(3,636)	36,764
Provisions for the restoration		62,594	63,438	(8,530)	—	16,688	134,190
Others		165,469	161,054	(64,850)	(20,199)	8,483	249,957

	￦	452,604	367,595	(225,861)	(27,485)	21,265	588,118

(*1)	Includes adjustments of foreign currency translation differences and others.